Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade and Other Receivables

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Current
Trade receivables, gross	255,879	438,586	65,557
Less: expected credit losses	(43,775)	(30,586)	(4,572)

Net trade receivables	212,104	408,000	60,985
Bill receivables (i)	6,819,440	6,981,106	1,043,498

Total (Note 7.2, Note 35)	7,031,544	7,389,106	1,104,483

Amounts receivable:
- associates and joint ventures (trade)	13,180	174	26
- associates and joint ventures (non-trade)	49	56,405	8,431
- related parties (trade)	29,573	32,702	4,888
- related parties (non-trade)	7,703	2,156	322
Staff advances	5,107	5,513	824
Interest receivables	4,345	8,220	1,229
Bills receivable in transit	32,013	8,850	1,323
Retention sums (ii)	30,000	—	—
Others	10,705	23,456	3,506

Loans and receivables (Note 35)	132,675	137,476	20,549
Tax recoverable	177,819	140,316	20,974
Prepayments	73,896	118,389	17,696

Net other receivables	384,390	396,181	59,219

Total trade and other receivables	7,415,934	7,785,287	1,163,702

Non-current
Contract assets	—	44,434	6,642
Other receivables (Note 35):
- associates and joint ventures (non-trade)	620	—	—

Total trade and other receivables	620	44,434	6,642

Note:

(i)

As of December 31, 2018, bill receivables include bills issued by joint venture and related parties amounted to RMB 18.1 million (US$2.7 million) (2017: RMB 69.8 million) and RMB 16.8 million (US$2.5 million) (2017: RMB 23.8 million) respectively.

As of December 31, 2018, bill receivables of RMB 558.6 million (US$83.5 million) (2017: RMB Nil) are pledged to secure bank facilities.

(ii)

Retention sums relate to money deposits in an escrow account pending finalization of tax payable for the disposal of LKNII. In 2018, the retention sums was transferred to a joint signatory account with the buyer of LKNII pending payment of tax payable for the disposal of LKNII.

Movement in the Allowance for Expected Credit Losses of Trade and Other Receivables

Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

At January 1	54,634	43,775	6,543
Credit to consolidated statement of profit or loss	(10,854)	(11,052)	(1,652)
Written off	(5)	(2,137)	(319)

At December 31	43,775	30,586	4,572